SCHEDULE OF INVESTMENTS
Ivy Value Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Advertising – 2.2%
Omnicom Group, Inc.	435	$23,765

Cable & Satellite – 3.4%
Comcast Corp., Class A	970	37,828

Total Communication Services - 5.6%		61,593
Consumer Discretionary

Automotive Retail – 2.8%
AutoZone, Inc.(A)(B)	27	30,900

Casinos & Gaming – 0.6%
Las Vegas Sands, Inc.	139	6,339

General Merchandise Stores – 2.4%
Target Corp.	226	27,067

Home Improvement Retail – 2.7%
Lowe’s Co., Inc.	219	29,598

Total Consumer Discretionary - 8.5%		93,904
Consumer Staples
Hypermarkets & Super Centers – 3.8%
Wal-Mart Stores, Inc.	345	41,321

Tobacco – 3.4%
Philip Morris International, Inc.	535	37,496

Total Consumer Staples - 7.2%		78,817
Energy
Integrated Oil & Gas – 0.6%
Total S.A. ADR	187	7,190

Oil & Gas Refining & Marketing – 4.9%
Phillips 66	364	26,195
Valero Energy Corp.	465	27,374

		53,569

Total Energy - 5.5%		60,759
Financials

Asset Management & Custody Banks – 2.2%
Ameriprise Financial, Inc.	158	23,657

Consumer Finance – 4.3%
Capital One Financial Corp.	409	25,628
Synchrony Financial	965	21,390

		47,018

Diversified Banks – 5.3%
Bank of America Corp.	1,175	27,895
Bank of New York Mellon Corp. (The)	778	30,088

		57,983

Investment Banking & Brokerage – 1.6%
Morgan Stanley	355	17,129

Mortgage REITs – 2.3%
AGNC Investment Corp.	2,000	25,806

Other Diversified Financial Services – 3.7%
Citigroup, Inc.	796	40,693

Property & Casualty Insurance – 2.8%
Allstate Corp. (The)	319	30,941

Reinsurance – 1.7%
Reinsurance Group of America, Inc.	241	18,885

Total Financials - 23.9%		262,112
Health Care
Biotechnology – 2.7%
Amgen, Inc.	126	29,657

Health Care Distributors – 2.9%
McKesson Corp.	206	31,657

Health Care Facilities – 2.5%
HCA Holdings, Inc.	288	27,951

Health Care Services – 3.4%
CVS Caremark Corp.(B)	573	37,234

Pharmaceuticals – 2.7%
GlaxoSmithKline plc ADR	725	29,590

Total Health Care - 14.2%		156,089
Industrials
Aerospace & Defense – 3.9%
Northrop Grumman Corp.	70	21,527
Raytheon Technologies Corp.	338	20,830

		42,357

Airlines – 1.0%
Delta Air Lines, Inc.	397	11,124

Electrical Components & Equipment – 3.8%
Eaton Corp.	364	31,871
nVent Electric plc	551	10,328

		42,199

Total Industrials - 8.7%		95,680
Information Technology
Application Software – 2.7%
NXP Semiconductors N.V.	258	29,414

Data Processing & Outsourced Services – 3.1%
Fidelity National Information Services, Inc.	255	34,153

Semiconductor Equipment – 3.0%
Lam Research Corp.	104	33,613

Semiconductors – 2.9%
Broadcom Corp., Class A	100	31,544

Total Information Technology - 11.7%		128,724
Materials
Diversified Metals & Mining – 2.1%
BHP Billiton Ltd. ADR(C)	464	23,088

Paper Packaging – 2.0%
Graphic Packaging Holding Co.	1,606	22,462

Total Materials - 4.1%		45,550

Real Estate
Health Care REITs – 2.1%
Welltower, Inc.	442	22,858

Total Real Estate - 2.1%		22,858
Utilities
Electric Utilities – 6.8%
Duke Energy Corp.	114	9,144
Entergy Corp.	129	12,130
Evergy, Inc.	392	23,215
Exelon Corp.	830	30,124

		74,613

Total Utilities - 6.8%		74,613

TOTAL COMMON STOCKS – 98.3%		$1,080,699
(Cost: $1,045,667)

SHORT-TERM SECURITIES
Money Market Funds (E)—1.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(D)	3,605	3,605
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	15,190	15,190

		18,795

TOTAL SHORT-TERM SECURITIES – 1.7%		$18,795
(Cost: $18,795)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,099,494
(Cost: $1,064,462)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(454)

NET ASSETS – 100.0%		$1,099,040

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $5,385 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(C)	All or a portion of securities with an aggregate value of $4,756 are on loan.
(D)	Investment made with cash collateral received from securities on loan.
(E)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following written options were outstanding at June 30, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
CenterPoint Energy, Inc.	N/A	Put	2,292	229	August 2020	$15.00	$194	$(57)
Graphic Packaging Holding Co.	N/A	Put	2,763	276	September 2020	15.00	547	(491)
Lam Research Corp.	N/A	Call	43	4	December 2020	295.00	208	(247)
nVent Electric plc	JPMorgan Chase Bank N.A.	Put	1,575	158	August 2020	25.00	1,293	(992)
Reinsurance Group of America, Inc.	UBS AG	Put	373	37	October 2020	135.00	2,909	(2,163)
	JPMorgan Chase Bank N.A.	Put	369	37	October 2020	140.00	196	(2,317)
	N/A	Put	368	37	January 2021	135.00	1,804	(2,190)

							$7,151	$(8,457)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,080,699	$—	$—
Short-Term Securities	18,795	—	—

Total	$1,099,494	$—	$—

Liabilities
Written Options	$57	$8,400	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,064,462

Gross unrealized appreciation	130,679
Gross unrealized depreciation	(95,647)

Net unrealized appreciation	$35,032